                                [COLONIAL LOGO]

                                COLONIAL GLOBAL
                                 UTILITIES FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1995

                   COLONIAL GLOBAL UTILITIES FUND HIGHLIGHTS
                      NOVEMBER 1, 1994 - OCTOBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Global Utilities Fund seeks current income and long-term growth of capital and income.

THE FUND IS DESIGNED TO OFFER:
  - Long-term growth potential
  - Worldwide diversification
  - Experienced professional management

PORTFOLIO MANAGEMENT COMMENTARY: "Conditions for utility stocks and bonds have been favorable in most of the world's economies. However, the real story is the potential for future growth -- emerging countries are just starting to develop their infrastructures, and this should create new opportunities for investors in utility companies."


                   COLONIAL GLOBAL UTILITIES FUND PERFORMANCE

                                                CLASS A      CLASS B     CLASS D
Inception date                                  10/15/91*    3/27/95     3/27/95
Distributions declared per share                  $0.586      $0.253      $0.253
Total return, assuming reinvestment
of all distributions and no sales charge or
contingent deferred sales charge (CDSC) --
12 months                                          10.32%       8.82%       8.82%
Net asset value per share at 10/31/95             $11.08      $11.08      $11.08

* The Fund initially commenced operations as the Liberty Financial Utilities Fund on 10/15/91. Performance shown is based in part on the performance of the Liberty Financial Utilities Fund.

TOP FIVE HOLDINGS**                   TOP FIVE COUNTRIES**
(as of 10/31/95)                      (as of 10/31/95)
1. Powergen PLC                       1. United States................ 61.3%
2. AT&T                               2. Malaysia.....................  4.9%
3. SFP Pipeline                       3. Spain........................  4.1%
4. GTE Corp.                          4. Germany......................  4.0%
5. Empresa Nacional                   5. United Kingdom...............  3.9%


** There can be no guarantee the portfolio will continue to hold these securities or invest in these countries in the future. The top five countries are based on net assets.
                                       2

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                    [PHOTO]
                              John A. McNeice, Jr.
                                   President

During the 12 months ended October 31, 1995, the world's utility markets generally provided attractive returns for investors. These returns reflected moderate economic growth and low inflation in the major global economies, including the United States and many European countries.

Of the world's utility markets, the strongest returns were posted in the U.S. during the Fund's most recent fiscal year. However, attractive opportunities were also found in other markets, including those of Western Europe, with utilities in Sweden, Finland, and Switzerland doing especially well. Of course, even in the most favorable economic environment, not all countries will fare as well as others. Japanese and French utility stocks had to contend with their share of problems during the year. Although emerging countries are a relatively small component of the global utilities market, we believe they will provide attractive opportunities in the future.

Robert Christensen and Ophelia Barsketis, Portfolio Co-managers of Colonial Global Utilities Fund, believe that economic growth and inflation in most markets will remain moderate in the months ahead, a development that would continue to favor utility common stocks and bonds. In the following report, Bob and Ophelia comment on the Fund's management strategy and on key issues affecting utilities markets worldwide.


Respectfully,

/s/ JOHN A. MCNEICE, JR.
-----------------------------
John A. McNeice, Jr.
President
December 19, 1995

                          PORTFOLIO MANAGEMENT REPORT

ROBERT CHRISTENSEN, Portfolio Co-manager of Colonial Global Utilities Fund, has
been with Stein Roe & Farnham Inc., the Fund's adviser, since 1962.   OPHELIA
BARSKETIS, Portfolio Co-manager of Colonial Global Utilities Fund, has been with the Fund's adviser since 1983.

FUND IN TRANSITION FOR MUCH OF 1995: Although the Fund always had the ability to invest in global utility markets, the foreign component of the portfolio typically did not exceed 15% of investments prior to joining the Colonial family of mutual funds in March of 1995. In keeping with the Fund's modified objective, foreign investments have gradually been increased throughout 1995, and now stand at 50% of total assets.

FUND PERFORMANCE VS. COMPARATIVE INDEX: During the period, the Fund outperformed the Morgan Stanley Capital International World Index, an unmanaged index that follows global stock markets. The Fund was overweighted in U.S. investments and underweighted in Japanese investments relative to the Index, and this contributed to the Fund's performance. The Fund's investments in Central and South America (two regions not tracked by the Index) provided strong returns. A third factor that contributed to performance was the Fund's focus on utility stocks, which benefited from a worldwide decline in interest rates. The Index tracks a broad based selection of industries.

U.S. ECONOMY FAVORABLE: We believe the economy is headed for the "soft landing" that has been the Federal Reserve Board's goal for the last two years. In the current environment, U.S. utility stocks have flourished, as demonstrated by the performance of the Standard & Poor's Utilities Index, an unmanaged index that tracks the performance of telephone, electric, and natural gas utilities. For the 12 months ended October 31, 1995, the Index posted a total return of 29.38%.

EUROPEAN ECONOMIES GAINING STRENGTH: Economic growth rates in Europe were moderate. The Bundesbank (Germany's central bank), which generally sets the interest rate trend for Europe, did not cut rates aggressively. However, interest rates moved lower, improving the environment in many European utility markets. We took advantage of favorable conditions in Sweden, significantly increasing investments in that country. Italian utilities were not as strong as those of some other European countries, although some individual holdings, like Telecom Italia, posted strong returns.

TELECOMMUNICATIONS IN EMERGING MARKETS HAVE GROWTH POTENTIAL: The telecommunications industry has just begun to tap the growth potential of the world's emerging markets. Accounting for 77% of the world's population, these countries have just 5% of the world's telephone lines. Developing their communications networks has become a priority for almost all of these countries. Over the next five years, emerging countries plan on increasing the number of phone lines by 11.7% per year -- an opportunity many telecom-munications companies will be taking advantage of.

LOOKING AHEAD: In the coming months, we will continue to look for promising investments in utility markets worldwide and expect to maintain foreign investments at approximately 50% of total investments.


           COLONIAL GLOBAL UTILITIES FUND INVESTMENT PERFORMANCE VS.
            THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX ND
                 Change in Value of $10,000 from 10/91 - 10/95
                    Based on NAV and MOP for Class A Shares


DATE                      MOP                      NAV                      MSCI
--------------------------------------------------------------------------------
10/91                     9425                    10000                    10000
                          9425                    10000                    10000
                          9470                    10048                     9561
                          9904                    10508                    10254
                          9760                    10356                    10061
                          9722                    10315                     9884
                          9616                    10203                     9146
                          9771                    10367                     9544
                         10024                    10636                     9920
                         10073                    10688                     9585
                         10496                    11137                     9606
                         10555                    11199                     9837
                         10555                    11199                     9743
                         10445                    11083                     9476
                         10596                    11243                     9643
                         10930                    11596                     9718
                         11174                    11855                     9747
                         11603                    12311                     9975
                         11880                    12605                    10551
                         11797                    12517                    11037
                         11798                    12517                    11288
                         12151                    12893                    11191
                         12277                    13026                    11418
                         12790                    13571                    11939
                         12832                    13615                    11716
                         12874                    13660                    12036
                         12397                    13153                    11352
                         12574                    13341                    11905
                         12859                    13643                    12687
                         12515                    13278                    12520
                         12038                    12772                    11977
                         12075                    12812                    12345
                         11837                    12559                    12374
                         11707                    12422                    12337
                         11987                    12719                    12568
                         12069                    12805                    12944
                         11816                    12537                    12601
                         11920                    12647                    12957
                         11710                    12424                    12392
                         11713                    12427                    12509
                         11968                    12698                    12318
                         12063                    12799                    12495
                         12089                    12827                    13094
                         12336                    13088                    13547
                         12758                    13536                    13660
                         12784                    13564                    13653
                         12974                    13766                    14333
                         12920                    13708                    14010
                         13206                    14012                    14416
10/95                    13139                    13940                    14185


A $10,000 investment in Class B shares made on March 27, 1995, (inception) at net asset value (NAV) would have been valued at $10,882 on October 31, 1995. The same investment after deducting the applicable CDSC would have grown to $10,382 on October 31, 1995. A $10,000 investment in Class D shares made on March 27, 1995, (inception) at NAV would have been valued at $10,882 on October 31, 1995. The same investment after deducting the applicable CDSC would have grown to $10,674 on October 31, 1995. The Morgan Stanley Capital International World Index ND is an unmanaged index that tracks the performance of global stocks.


                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 9/30/95 (Most Recent Quarter End)

-------------------------------------------------------------------------------
                          CLASS A*            CLASS B           CLASS D
INCEPTION                 10/15/91            3/27/95            3/27/95
                      NAV      MOP       NAV     W/CDSC   NAV     MOP W/CDSC
-------------------------------------------------------------------------------
1 YEAR               11.77%    5.34%        --      --      --         --
-------------------------------------------------------------------------------
SINCE INCEPTION      8.85%     7.24%       9.35%   4.35%   9.35%      7.26%
-------------------------------------------------------------------------------

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 5.75%. The CDSC returns reflect the maximum applicable charge of 5.00% since inception for Class B shares and 1.00% for Class D shares since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

*Performance shown is based in part on the performance of the Liberty Financial Utilities Fund.

                               LFC UTILITIES TRUST

                              INVESTMENT PORTFOLIO

                         OCTOBER 31, 1995 (IN THOUSANDS)

                                                                 COUNTRY
COMMON STOCKS - 67.8%                                            ABBREV.                 SHARES                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.0%
  HOLDINGS & OTHER INVESTMENT COMPANIES
  Equity Residential                                                                       114                    $  3,192
  Marks Centers Trust                                                                      214                       2,300
  National Health Investors, Inc.                                                          110                       2,984
                                                                                                                  --------
                                                                                                                     8,476
                                                                                                                  --------
--------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.4%
  AIR CONDITIONING & WARM AIR HEATING EQUIPMENT - 1.8%
  York International Corp.                                                                  90                       3,937
                                                                                                                  --------
  ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
  Kenetech Corp.                                                                           220                       1,183
                                                                                                                  --------
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 58.1%
  COMMUNICATIONS - 16.2%
  Ameritech Corp.                                                                           85                       4,563
  American Telephone & Telegraph Corp.                                                      82                       5,216
  GTE Corp.                                                                                124                       5,123
  PacifiCorp                                                                               253                       4,775
  Tele Danamark ADS                                               De                       152                       3,961
  Telecom Italia (Mobile) (a)                                     It                     2,000                       2,221
  Telecom Italia (Saving Shares) (a)                              It                     1,370                       1,616
  Telefonica de Argentina ADR                                     Ar                       156                       3,243
  Telefonica de Espana ADR                                        Sp                       101                       3,804
                                                                                                                  --------
                                                                                                                    34,522
                                                                                                                  --------
  ELECTRIC SERVICES - 24.8%
  AES Corp. (a)                                                                            165                       3,259
  Cinergy Corp.                                                                            160                       4,540
  DPL, Inc.                                                                                140                       3,325
  Duke Power Co.                                                                            85                       3,804
  Empressa National ADR                                           Sp                        99                       4,975
  Entergy Corp                                                                              80                       2,280
  Hong Kong Electric ADR                                          HK                     1,200                       4,082
  Korea Electric Power ADR                                        Ko                       185                       4,579
  National Power PLC, ADR                                         UK                       133                       1,656
  NIPSCO Industries, Inc.                                                                  122                       4,453

                     Investment Portfolio/October 31, 1995
--------------------------------------------------------------------------------

     ELECTRIC SERVICES - CONT.
     Powergen PLC, ADR                                            UK                            178                    $  6,590
     Southern Co.                                                                               206                       4,918
     Utilicorp United, Inc.                                                                     153                       4,418
                                                                                                                       --------
                                                                                                                         52,879
                                                                                                                       --------
     GAS SERVICES - 13.2%
     CMS Energy Corp.                                                                           150                       4,144
     MCN Corp.                                                                                  200                       4,350
     Northwest Natural Gas Co.                                                                   90                       2,880
     Petronas Gas Berhad (a)(b)                                   Ma                            400                       1,353
     Questar Corp.                                                                              124                       3,735
     RWE (a)                                                      G                              12                       4,286
     UGI Corp.                                                                                  167                       3,507
     Westcoast Energy, Inc.                                                                     273                       4,027
                                                                                                                       --------
                                                                                                                         28,282
                                                                                                                       --------
     PIPELINES - 2.0%
     Enron Global Power & Pipe                                                                  180                       4,342
                                                                                                                       --------
     TRANSPORTATION - 1.9%
     Transportadora de Gas Del Sur ADS                            Ar                            400                       4,100
                                                                                                                       --------
   ----------------------------------------------------------------------------------------------------------------------------
   SERVICES - 3.3%
     BUSINESS SERVICES - 1.4%
     Alcatel Alsthom ADR                                          Fr                            179                       3,021
                                                                                                                       --------
     ENERGY SERVICES - 1.9%
     Veba AG (a)                                                  G                             101                       4,133
                                                                                                                       --------
   TOTAL COMMON STOCKS (cost of $141,050)                                                                               144,875
                                                                                                                       --------

   PREFERRED STOCKS - 6.0%
   ----------------------------------------------------------------------------------------------------------------------------
   MANUFACTURING - 1.9%
     PAPER & PAPER MILLS
     James River               9.000%                                                           130                       3,965
                                                                                                                       --------
   ----------------------------------------------------------------------------------------------------------------------------
   TELEPHONE - 1.7%
     TELEPHONE
     Telephonos de Mexico PRIDES, 11.250%                         Mx                            126                       3,625
                                                                                                                       --------
   ----------------------------------------------------------------------------------------------------------------------------
   TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES - 2.4%
     ELECTRIC - 1.4%
     Ericsson Cor              4.250%                                                         1,000                       3,000
                                                                                                                       --------
     TRANSPORTATION SERVICES - 1.0%
     GATX Corp.,               3.875%                                                            38                       2,137
                                                                                                                       --------
   TOTAL PREFERRED STOCKS (cost of $12,830)                                                                              12,727
                                                                                                                       --------

                     Investment Portfolio/October 31, 1995
   -----------------------------------------------------------------------------

                                                   CURRENCY
   CORPORATE FIXED-INCOME BONDS - 18.6%             ABBREV.                    PAR                          VALUE
   ----------------------------------------------------------------------------------------------------------------
   FINANCE, INSURANCE & REAL ESTATE - 1.4%
     NONDEPOSITORY CREDIT INSTITUTIONS
     Financiera Energetica,
                   9.000%       11/08/99(c)           Co                    $  3,000                       $  3,068
                                                                                                           --------
   ----------------------------------------------------------------------------------------------------------------
   TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES - 17.2%
     COMMUNICATIONS - 5.8%
     Compania De Telefonos Chile,
                   4.500%       01/15/03              Ch                       4,000                          4,205
     Telekom Malaysian Berhad,
                   7.125%       08/01/05              Ma                       4,000                          4,114
     Telstra Corp. Ltd.,
                   6.500%       07/31/03(d)           Au                       4,000                          4,011
                                                                                                           --------
                                                                                                             12,330
                                                                                                           --------
     ELECTRICAL SERVICES - 11.4%
     Duquense II Funding Corp.,
                   8.700%       06/01/16                                       3,471                          3,670
     Hydro Quebec,
                   8.050%       07/07/24              Ca                       4,000                          4,426
     Long Island Lighting Co.,
                   8.500%       05/15/06                                       2,000                          2,033
     New York State Electric & Gas Corp.,
                   9.875%       02/01/20                                       1,540                          1,643
     Niagara Mohawk Power Co.,
                   7.375%       08/01/03                                       3,625                          3,302
     Old Dominion Electric Coop.,
                   8.760%       12/01/22                                       2,000                          2,233
     RGS I+M Funding,
                   9.810%       12/07/22                                       1,749                          2,178
     Tenaga Nasional Berhad,
                   7.875%       06/15/04(e)           Ma                       4,500                          4,817
                                                                                                           --------
                                                                                                             24,302
                                                                                                           --------

   TOTAL CORPORATE FIXED-INCOME BONDS (cost of $39,751)                                                      39,700
                                                                                                           --------
   CORPORATE CONVERTIBLE BONDS - 4.6%
   ----------------------------------------------------------------------------------------------------------------
   TRANSPORATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES - 4.6%
     GAS SERVICES
     Consolidated National Gas,
                   7.250%       12/15/15                                       4,500                          4,641
     SFP Pipeline,
                  10.410%       08/15/10                                       4,100                          5,207
                                                                                                           --------
   TOTAL CORPORATE CONVERTIBLE BONDS (cost of $9,486)                                                         9,848
                                                                                                           --------

                     Investment Portfolio/October 31, 1995
   -----------------------------------------------------------------------------
   COMMERCIAL PAPER - 2.1%
   -----------------------------------------------------------------------------

   FINANCE, INSURANCE & REAL ESTATE - 2.1%
     FINANCIAL SERVICES
     Prudential Funding, (cost of $4,528)
                   0.000%       11/01/95                                       $  4,528                    $  4,528
                                                                                                           --------

   TOTAL INVESTMENTS - 99.1% (cost of $207,645)(f)(g)                                                       211,678
                                                                                                           --------

   OTHER ASSETS & LIABILITIES, NET - 0.9%                                                                     1,927
   ----------------------------------------------------------------------------------------------------------------

   NET ASSETS - 100%                                                                                       $213,605
                                                                                                           --------

   NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

   (a)  Non-income producing.
   (b) Petronas Gas Berhad is a restricted security which was acquired on various dates in July of 1995 through September 1995 at a cost of $1,361. The fair value is determined under the direction of the Trustees. This security represents 0.6% of the Portfolio's net assets at October 31, 1995.
   (c) Financiera Energetica is a restricted security which was acquired on June 1, 1995 at a cost of $3,081. The fair value is determined under the direction of the Trustees. This security represents 1.4% of the Portfolio's net assets at October 31, 1995.
   (d) Telestra Corp. Ltd. is a restricted security which was acquired on June 1, 1995 at a cost of $3,942. The fair value is determined under the direction of the Trustees. This security represents 1.9% of the Portfolio's net assets at October 31, 1995.
   (e) Tenega Nasional Berhad is a restricted security which was acquired on May 22, 1995 at a cost of $4,656. The fair value is determined under the direction of the Trustees. This security represents 2.3% of the Portfolio's net assets at October 31, 1995.
   (f) The sum of all restricted securities represents 6.2% of the Portfolio's net assets at October 31, 1995.
   (g)  Cost for federal income tax purposes is $207,716.

                     Investment Portfolio/October 31, 1995
--------------------------------------------------------------------

Summary of Securities by        Country/
   Country/Currency             Currency        Value     % of Total
--------------------------------------------------------------------
United States                                 $129,792        61.3%
Malaysia                           Ma           10,284         4.9%
Spain                              Sp            8,779         4.1%
Germany                             G            8,419         4.0%
United Kingdom                     UK            8,246         3.9%
Argentina                          Ar            7,343         3.5%
Korea                              Ko            4,579         2.2%
Canada                             Ca            4,426         2.1%
Chile                              Ch            4,205         2.0%
Hong Kong                          HK            4,082         1.9%
Australia                          Au            4,011         1.9%
Denmark                            De            3,961         1.9%
Italy                              It            3,837         1.8%
Mexico                             Mx            3,625         1.7%
Columbia                           Co            3,068         1.4%
France                             Fr            3,021         1.4%
                                              --------       -----
                                              $211,678       100.0%
                                              ========       =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym                            Name
-------                            ----
  ADR                     American Depository Receipt
  ADS                     American Depository Shares
 PRIDES     Preferred Redeemable Increased Dividend Equity Securities

See notes to financial statements.

                               LFC UTILITIES TRUST

                        STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 31, 1995

(In thousands)
ASSETS
Investments at value (cost $207,645)                         $211,678

Receivable for:
  Interest                                      $  1,122
  Dividends                                          611
  Investment sold                                    266
Deferred organization expenses                        10
Cash and other assets                                 71        2,080
                                                --------     --------
    Total Assets                                              213,758

LIABILITIES
Payable for:
  Management fee                                     101
  Other                                                5
Accrued:
  Accounting expenses                                  3
  Other expenses                                      44
                                                --------
    Total Liabilities                                             153
                                                             --------

NET ASSETS applicable to investors' beneficial interests     $213,605
                                                             ========

See notes to financial statements.

                               LFC UTILITIES TRUST

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 1995

(in thousands)
INVESTMENT INCOME
Dividends                                                    $ 7,531
Interest                                                       7,146
                                                             -------
      Total Investment Income                                 14,677

EXPENSES
Management fee                                  $ 1,282
Custodian & accounting fees                          90
Audit & legal fees                                   12
Insurance expense                                    10
Trustees fees                                         6
Amortization of deferred organization expenses       10
                                                -------
                                                  1,410
Fees waived by adviser                              (26)       1,384
                                                -------      -------
     Net Investment Income                                    13,293
                                                             -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                (3,801)
Net unrealized appreciation during the period    14,432
                                                -------
     Net Gain                                                 10,631
                                                             -------

Net Increase in Net Assets From Operations                   $23,924
                                                             =======


See notes to financial statements.

                               LFC UTILITIES TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                                                  Year ended October 31
                                                                             ----------------------------
INCREASE (DECREASE) IN NET ASSETS                                              1995              1994
Operations:
Net investment income                                                        $ 13,293           $ 15,803
Net realized gain (loss)                                                       (3,801)             1,054
Net unrealized appreciation (depreciation)                                     14,432            (38,421)
                                                                             --------           --------
     Net Increase (Decrease) from Operations                                   23,924            (21,564)
                                                                             --------           --------

Transactions in investors' beneficial interest
Contributions                                                                   7,023             46,602
Withdrawals                                                                   (78,000)           (69,379)
                                                                             --------           --------
     Net transactions in investors' beneficial interest                       (70,977)           (22,777)
                                                                             --------           --------
          Total Decrease                                                      (47,053)           (44,341)
                                                                             --------           --------

NET ASSETS
Beginning of period                                                           260,658            304,999
                                                                             --------           --------
End of period                                                                $213,605           $260,658
                                                                             ========           ========


See notes to financial statements.


                              FINANCIAL HIGHLIGHTS

                                                                                               Period
                                                                                               ended
                                                       Year ended October 31                 October 31
                                        --------------------------------------------------   -----------
                                          1995          1994          1993          1992       1991(a)
                                        --------      --------      --------      --------   -----------
RATIOS TO AVERAGE NET ASSETS
  Expenses                              0.63%(c)       0.61%         0.64%        0.72%(c)   0.58%(b)(c)
  Net investment income                 5.97%(d)       5.48%         5.29%        6.36%(d)   6.46%(b)(d)
Portfolio turnover                        46%            34%           41%          31%         0%


(a) The Portfolio commenced investment operations on August 23, 1991.
(b) Annualized.

(c) If the Portfolio had paid all of its expenses and there had been no reimbursement from the Investment Adviser, as described in Note 3, these these ratios would have been 0.64%, 0.86% and 4.54% (annualized), respectively.

(d) Computed giving effect to the Investment Adviser's expense limitation undertaking.

                               LFC UTILITIES TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1995


NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: LFC Utilities Trust (the Portfolio) was organized on August 14, 1991 as a trust under Massachusetts law and is registered under the Investment Company Act of 1940 as an open-end investment company. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on August 23, 1991.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles.

VALUATION OF INVESTMENTS: Equity securities listed on an exchange and over-the-counter equity securities quoted on the NASDAQ system are valued on the basis of the last sale on the date as of which the valuation is made, or, lacking any sales, at the current bid prices. Over-the-counter equity securities not quoted on the NASDAQ system are valued at the latest bid quotations. Long-term debt securities are valued primarily on the basis of valuations furnished by the independent pricing service which utilizes both dealer-supplied quotations and electronic data processing techniques which take into account various factors. Securities for which there are not such reliable quotations or valuations are valued at fair value, as determined in good faith by, or under the direction of, the Trustees of the Portfolio.

Short-term obligations with less than 60 days remaining to maturity are valued on the amortized cost basis.

ORGANIZATION EXPENSES: Expenses incurred in connection with the organization of the Portfolio have been deferred and are being amortized on a straight line basis over five years.

FEDERAL INCOME TAXES: The Portfolio has complied and intends to comply with the applicable provisions of the Internal Revenue Service Code. Accordingly, no provisions for federal income taxes is considered necessary.

OTHER: Investment transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are amortized on a yield to maturity basis.


NOTE 2. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Realized gains and losses are computed on the identified cost basis for both financial reporting and Federal income tax purposes. The cost of investments purchased and proceeds from investment sold, excluding short-term investments, for the year ended October 31, 1995 were $99,840,009 and $145,665,390, respectively.

                 Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) at October 31, 1995, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                   $ 16,664,349
Gross unrealized depreciation                    (12,701,166)
                                                ------------
Net unrealized appreciation                     $  3,963,183
                                                ============


NOTE 3. TRANSACTIONS WITH AFFILIATES INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
The Portfolio has a managed agreement with Stein Roe & Farnham, Inc. (Stein
Roe), an indirect wholly-owned subsidiary of Liberty Financial Services, Inc. (Liberty Financial) under which Stein Roe provides investment management services. The investment management fee paid to Stein Roe is accrued daily and paid monthly at an annual rate of 0.55 percent of the Portfolio's average daily net assets up to $400 million and 0.50 percent of its average daily net assets thereafter. Prior to March 24, 1995 Stein Roe delegated the performance of its administrative duties to Liberty Investment Services, Inc. (Liberty Services), also a wholly owned subsidiary of Liberty Financial. Stein Roe assumed those duties on March 24, 1995.

EXPENSE LIMITATIONS: Stein Roe and Liberty Services had voluntarily agreed, until March 24, 1995, not to impose their fees under their management and administration agreements with the Colonial Global Utilities Fund (the Fund) (formerly Liberty Financial Utilities Fund), which invests all its assets in the Portfolio, and the Portfolio, to the extent those fees would cause the aggregate expenses, as defined, of the Fund and the Portfolio to exceed the rate of 1.25 percent per annum of the Fund's average daily net assets and to guarantee payments of expenses in excess of that rate.

                          INDEPENDENT AUDITORS' REPORT


THE TRUSTEES AND INVESTORS
LFC UTILITIES TRUST:

     We have audited the accompanying statement of assets and liabilities of LFC Utilities Trust including the Investment Portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LFC Utilities Trust as of October 31, 1995, the result of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Chicago, Illinois
December 11, 1995

                         COLONIAL GLOBAL UTILITIES FUND

                        STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 31, 1995

(In thousands except for per share amounts and footnotes)
ASSETS
Investments in LFC Utilities Trust, at value                           $213,604

Receivable for Fund shares sold                               $  20
Deferred organization expenses                                   19          39
                                                              -----    --------
    Total Assets                                                        213,643

LIABILITIES
Payable for:
  Fund shares repurchased                                       414
  Distributions                                                 113
Accrued:
  Administration fee                                             18
  Bookkeeping fee                                                 5
  Service fee                                                    45
  Transfer Agent fee                                             36
  Other                                                          44
                                                              -----
    Total Liabilities                                                       675
                                                                       --------

NET ASSETS                                                             $212,968
                                                                       ========
Net asset value & redemption price per share -
Class A ($211,916/19,124)                                                $11.08
                                                                       ========
Maximum offering price per share - Class A
($11.08/0.9425)                                                          $11.76 (a)
                                                                       ========
Net asset value & offering price per share -
Class B ($745/67)                                                        $11.08 (b)
                                                                       --------
Net asset value & offering price per share -
Class D ($307/28)                                                        $11.08 (b)
                                                                       ========
COMPOSITION OF NET ASSETS
Capital paid in                                                        $212,503
Undistributed net investment income                                         241
Accumulated net realized loss                                            (3,809)
Net unrealized appreciation                                               4,033
                                                                       --------
                                                                       $212,968
                                                                       ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 1995

(in thousands)
INVESTMENT INCOME
Dividend income from LFC Utilities Trust                                    $ 7,531
Interest income from LFC Utilities Trust                                      7,146
Expenses allocated from LFC Utilities Trust                                  (1,384)   $13,293
                                                                            -------    -------
EXPENSES
Administration fee                                                              212
Service fee                                                                     570
Distribution fee - Class B                                                        2
Distribution fee - Class D                                                        1
Transfer agent                                                                  589
Bookkeeping fee                                                                  42
Trustees fee                                                                      3
Custodian fee                                                                     4
Legal fee                                                                         2
Registration fee                                                                 67
Reports to shareholders                                                           4
Amortization of deferred organization expenses                                   20
Other                                                                            79
                                                                            -------
                                                                              1,595
 Fees waived by Liberty Securities and Stein Roe                                (33)     1,562
                                                                            -------    -------
      Net Investment Income                                                             11,731

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
  Net realized loss                                                          (3,800)
  Net unrealized appreciation during the period                              14,432
                                                                            -------
      Net Gain                                                                          10,632
                                                                                       -------

Net Increase in Net Assets From Operations                                             $22,363
                                                                                       =======

See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                                   Year ended October 31
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                                1995(a)       1994
Operations:
Net investment income                                          $ 11,731     $ 14,120
Net realized gain (loss)                                         (3,800)       1,054
Net unrealized appreciation (depreciation)                       14,432      (38,421)
                                                               --------     --------
    Net Increase (Decrease) from Operations                      22,363      (23,247)
Distributions:
From net investment income - Class A                            (11,802)     (12,796)
From net investment income - Class B                                (10)       --
From net investment income - Class D                                 (6)       --
From net realized gains - Class A                                (1,042)      (3,377)
In excess of net realized gains - Class A                         --            (802)
                                                               --------     --------
                                                                  9,503      (40,222)
                                                               --------     --------
Fund Share Transactions:
Receipts for shares sold - Class A                                5,919       45,864
Value of distributions reinvested - Class A                      11,297       15,294
Cost of shares repurchased - Class A                            (75,218)     (64,986)
                                                               --------     --------
                                                                (58,002)      (3,828)
                                                               --------     --------
Receipts for shares sold - Class B                                  719        --
Value of distributions reinvested - Class B                           8        --
                                                               --------     --------
                                                                    727        --
                                                               --------     --------
Receipts for shares sold - Class D                                  294        --
Value of distributions reinvested - Class D                           6        --
Cost of shares repurchased - Class D                                (10)       --
                                                               --------     --------
                                                                    290        --
                                                               --------     --------
    Net Decrease from Fund Share Transactions                   (56,985)      (3,828)
                                                               --------     --------
        Total Decrease                                          (47,482)     (44,050)
NET ASSETS
Beginning of period                                             260,450      304,500
                                                               --------     --------
End of period (including undistributed net investment
  income of $241 and $328, respectively)                       $212,968     $260,450
                                                               ========     ========

NUMBER OF FUND SHARES (a)
Sold - Class A                                                      556        4,028
Issued for distributions reinvested - Class A                     1,064        1,370
Repurchased - Class A                                            (7,047)      (5,908)
                                                               --------     --------
                                                                 (5,427)        (510)
                                                               --------     --------
Sold - Class B                                                       66        --
Issued for distributions reinvested - Class B                         1        --
                                                               --------     --------
                                                                     67        --
                                                               --------     --------
Sold - Class D                                                       28        --
Issued for distributions reinvested - Class D                         1        --
Repurchased - Class D                                                (1)       --
                                                               --------     --------
                                                                     28        --
                                                               --------     --------


(a) Class B and Class D shares were initially offered on March 27, 1995. See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1995


NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Global Utilities Fund (the Fund), formerly Liberty Financial Utilities Fund, a series of Colonial Trust III, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the LFC Utilities Trust (the Portfolio), a Massachusetts business trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge, and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee per share applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred $99,000 of expenses in connection with its organization, initial registration with the Securities and Exchange

                 Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------
Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
ADMINISTRATOR FEE: Under an administration agreement, Liberty Investment Services, Inc. (Liberty Services) provided certain administrative services to the Fund for a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund's average net assets. For the period ended March 24, 1995, the fee amounted to $98,022. Effective March 27, 1995, Colonial Management Associates, Inc. (the Administrator) became the administrator of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.10% annually of the Fund's average net assets.

BOOKKEEPING FEE: Liberty Services provided financial reporting and recordkeeping services to the Fund pursuant to a service agreement with the Fund. Under this agreement, for the period ended March 24, 1995, the fee amounted to $6,750. Effective March 27, 1995, the Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Services provided certain sub-transfer agency services to the Fund pursuant to a service agreement with the Fund. Under this agreement, for the period ended March 24, 1995, the fee amounted to $254,023. Effective March 27, 1995, Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services and receives a monthly fee equal to 0.20% annually of the Fund's average net assets, and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Securities Corporation (Liberty Securities) was the principal underwriter of the shares of the Fund. Effective March 27, 1995, Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, became the Fund's principal underwriter. The Fund had been advised that for the period from November 1, 1994 through March 24, 1995, Liberty Securities received $14,651 in aggregate commissions from the Fund. For the period from March 27, 1995 through October 31, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $12,722 on sales of the Fund's Class A shares and received no contingent deferred sales charges (CDSC) on Class B or Class D share redemptions.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Under the terms of an underwriting agreement between the Fund and Liberty Securities, Liberty Securities received a service fee at an annual rate of 0.25% of the Fund's average net assets, accrued daily and paid monthly. For the period ended

                 Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
March 24, 1995, the fee amounted to $245,055. Effective March 27, 1995, the Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% for Class B and Class D of the average net assets attributable to Class B and Class D shares.

EXPENSE LIMITATIONS: Liberty Securities voluntarily agreed, until February 28, 1995, not to impose their fees under their administration agreement to the extent those fees would cause the expenses of the Fund to exceed 1.25% per annum of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS: At October 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

       YEAR OF        CAPITAL LOSS
     EXPIRATION       CARRYFORWARD
     ----------       ------------
        2003           $3,730,530
                       ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

NOTE 4. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
50% of the distributions paid by the Fund from investment income earned in the year ended October 31, 1995 qualify for the corporate dividends received deduction. Approximately $0.069 per share of the gain distribution paid January 3, 1995 was derived from long term capital gains.

                         COLONIAL GLOBAL UTILITIES FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended October 31(c)
                                                  --------------------------------------------
                                                                       1995
                                                     Class A        Class B(d)      Class D(d)
                                                  ------------      ----------      ----------
Net asset value -
   Beginning of period                              $10.610          $10.420         $10.420
                                                    -------          -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                          0.536            0.248           0.248
Net realized and
  unrealized gain (loss)                              0.520            0.665           0.665
                                                    -------          -------         -------
   Total from Investment
      Operations                                      1.056            0.913           0.913
                                                    -------          -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.517)          (0.253)         (0.253)
From net realized gains                              (0.069)             --              --
                                                    -------          -------         -------
Total Distributions
   Declared to Shareholders                          (0.586)          (0.253)         (0.253)
                                                    -------          -------         -------
Net asset value -
   End of period                                    $11.080          $11.080         $11.080
                                                    =======          =======         =======
Total return (e)(f)                                   10.32%            8.82% (g)       8.82% (g)
                                                    =======          =======         =======

RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                           1.29%            2.05% (h)       2.05% (h)
Net investment income (b)                              5.14%            3.73% (h)       3.73% (h)
Fees and expenses waived or
  borne by Liberty Securities
  and LFC Utilities Trust                              0.03%            0.02% (h)       0.02% (h)
Net assets at end
  of period (000)                                  $211,916          $   745         $   307

(a) Net of fees and expenses waived or
    borne by Liberty Securities
    which amounted to...........................  $  0.002               --              --
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.
(c) Calculated using the average shares method.
(d) Class B and Class D shares were initially offered on March 27, 1995.  Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Total return would have been lower had Liberty Securities and LFC Utilities
    Trust not waived certain expenses.
(g) Not annualized.
(h) Annualized.

                         COLONIAL GLOBAL UTILITIES FUND

                          FINANCIAL HIGHLIGHTS - CONT.

  Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                           Period ended
                                                       Year ended October 31                October 31
                                            --------------------------------------------   ------------
                                               1994             1993            1992          1991(b)
                                              Class A          Class A         Class A        Class A
                                            ------------     ------------     ----------   ------------
Net asset value -
   Beginning of period                        $ 12.150         $ 10.430      $  9.990       $  10.000
                                              --------         --------      --------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                        0.550            0.570         0.590 (g)       0.020 (g)
Net realized and
  unrealized gain (loss)                        (1.430)           1.790         0.460          (0.030)
                                              --------         --------      --------       ---------
   Total from Investment
      Operations                                (0.880)           2.360         1.050          (0.010)
                                              --------         --------      --------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                      (0.500)          (0.610)       (0.610)           --
From net realized gains                         (0.160)          (0.030)         --              --
                                              --------         --------      --------       ---------
Total Distributions
   Declared to Shareholders                     (0.660)          (0.640)       (0.610)           --
                                              --------         --------      --------       ---------
Net asset value -
   End of period                              $ 10.610         $ 12.150      $ 10.430       $   9.990
                                              ========         ========      ========       =========
Total return (c)                                 (7.40)%          23.30%        10.80% (d)      (2.10)% (d)(e)
                                              ========         ========      ========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses (a)                                      1.20%            1.13%         1.25% (f)       1.25% (e)(f)
Net investment income (a)                         4.90%            4.80%         5.81% (g)       5.75% (e)(g)
Net assets at end
  of period (000)                             $260,450         $304,500      $118,977       $   6,617


(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.
(b) The Fund commenced investment operations on August 23, 1991.
(c) Total return based on net asset value with all distributions reinvested.
(d) Total return would have been lower had the administrator not waived certain expenses.
(e) Annualized.
(f) If the Fund had paid all of its expenses excluding distribution fees waived and there had been no reimbursement from the Investment Adviser and the Administrator, these ratios would have been 1.61% and 9.81% for the periods ended October 31, 1992 and 1991, respectively.
(g) Computed giving effect to Investment Adviser's and Administrator's expense limitation undertaking.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
   COLONIAL GLOBAL UTILITIES FUND

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Global Utilities Fund (the "Fund") (a series of Colonial Trust III) at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1995, provides a reasonable basis for the opinion expressed above. The Statement of Changes in Net Assets for the year ended October 31, 1994 and the Finanacial Highlights for each of the periods then ended were audited by another Independent Accountant whose report, dated December 15, 1994, expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

Boston, Massachusetts
December 19, 1995

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAs: Choose from a broad range of retirement plans, including IRAs.



* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Federal Securities Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Federal Securities Fund Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
COLONIAL
MUTUAL FUNDS
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                   COLONIAL INVESTMENT SERVICES, INC. (C)1995
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            GU-02/476B-1095 (12/95)